Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Pacer ActiveAlpha India Quality ETF
Shareholder Report [Line Items]
Fund Name	Pacer ActiveAlpha India Quality ETF
Class Name	Pacer ActiveAlpha India Quality ETF
Trading Symbol	INDQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer ActiveAlpha India Quality ETF for the period of March 31, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer ActiveAlpha India Quality ETF	$7	0.85%
[1],[2]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.85%
Net Assets	$ 1,056,271
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 735
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,056,271	Portfolio Turnover	0%
Number of Holdings	29	30-Day SEC Yield	0.00%
Net Advisory Fee	$735	30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Titan Co. Ltd.	5.0%
Dr Reddy’s Laboratories Ltd.	4.9%
Eicher Motors Ltd.	4.9%
Hero MotoCorp Ltd.	4.6%
National Aluminium Co. Ltd.	4.6%
Indus Towers Ltd.	4.5%
Astral Ltd.	4.5%
Zen Technologies Ltd.	3.5%
Nestle India Ltd.	3.5%
Bank of Maharashtra	3.4%

Top Sectors	(%)
Consumer Discretionary	20.6%
Industrials	16.8%
Health Care	16.1%
Materials	13.6%
Financials	13.1%
Consumer Staples	12.3%
Communication Services	4.5%
Energy	3.0%
Cash & Other	0.0%
[3]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer American Energy Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Pacer American Energy Infrastructure ETF
Class Name	Pacer American Energy Infrastructure ETF
Trading Symbol	USAI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer American Energy Infrastructure ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer American Energy Infrastructure ETF	$43	0.75%
[4]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%
Net Assets	$ 109,057,249
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 336,190
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$109,057,249	Portfolio Turnover	31%
Number of Holdings	35	30-Day SEC Yield	2.86%
Net Advisory Fee	$336,190	30-Day SEC Yield Unsubsidized	2.86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.4%
Energy Transfer LP	7.6%
Williams Cos., Inc.	7.4%
Enbridge, Inc.	7.3%
Enterprise Products Partners LP	7.3%
TC Energy Corp.	7.2%
Cheniere Energy, Inc.	6.9%
Targa Resources Corp.	4.6%
ONEOK, Inc.	4.3%
Kinder Morgan, Inc.	4.1%

Top Sectors	(%)
Energy	99.8%
Cash & Other	0.2%
[5]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer BlueStar Digital Entertainment ETF
Shareholder Report [Line Items]
Fund Name	Pacer BlueStar Digital Entertainment ETF
Class Name	Pacer BlueStar Digital Entertainment ETF
Trading Symbol	ODDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer BlueStar Digital Entertainment ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer BlueStar Digital Entertainment ETF	$22	0.49%
[6]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.49%
Net Assets	$ 3,929,578
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 10,399
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,929,578	Portfolio Turnover	16%
Number of Holdings	43	30-Day SEC Yield	0.55%
Net Advisory Fee	$10,399	30-Day SEC Yield Unsubsidized	0.55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Evolution AB	9.0%
Flutter Entertainment PLC	7.9%
DraftKings, Inc.	7.3%
Tencent Holdings Ltd.	6.8%
Entain PLC	4.1%
Nintendo Co. Ltd.	3.9%
NetEase, Inc.	3.8%
Super Group SGHC Ltd.	3.6%
Rush Street Interactive, Inc.	3.6%
Electronic Arts, Inc.	3.2%

Top Sectors	(%)
Consumer Discretionary	54.7%
Communication Services	42.2%
Information Technology	2.9%
Cash & Other	0.2%
[7]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer BlueStar Engineering the Future ETF
Shareholder Report [Line Items]
Fund Name	Pacer BlueStar Engineering the Future ETF
Class Name	Pacer BlueStar Engineering the Future ETF
Trading Symbol	BULD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer BlueStar Engineering the Future ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer BlueStar Engineering the Future ETF	$26	0.49%
[8]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 4,885,007
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 6,982
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,885,007	Portfolio Turnover	13%
Number of Holdings	56	30-Day SEC Yield	0.13%
Net Advisory Fee	$6,982	30-Day SEC Yield Unsubsidized	0.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
ASML Holding NV	8.9%
Proto Labs, Inc.	8.6%
Lam Research Corp.	8.4%
Applied Materials, Inc.	8.3%
Stratasys Ltd.	5.8%
KLA Corp.	5.5%
Autodesk, Inc.	5.5%
Mount Vernon Liquid Assets Portfolio, LLC	5.5%
3D Systems Corp.	4.8%
Nano Dimension Ltd.	3.8%

Top Sectors	(%)
Information Technology	67.2%
Industrials	30.9%
Consumer Discretionary	0.8%
Health Care	0.7%
Energy	0.2%
Cash & Other	0.2%
[9]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Class Name	Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Trading Symbol	QQWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	$25	0.49%
[10]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 30,718,226
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 50,880
Investment Company Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$30,718,226
Number of Holdings	101
Net Advisory Fee	$50,880
Portfolio Turnover	225%
30-Day SEC Yield	1.67%
30-Day SEC Yield Unsubsidized	1.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Information Technology	53.3%
Communication Services	14.9%
Consumer Discretionary	12.1%
Consumer Staples	7.6%
Health Care	4.2%
Industrials	3.6%
Utilities	1.4%
Materials	1.1%
Energy	0.6%
Cash & Other	1.2%

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Alphabet, Inc.	7.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	3.4%
Tesla Motors, Inc.	3.3%
Meta Platforms, Inc.	3.1%
Walmart, Inc.	3.1%
Micron Technology, Inc.	2.8%
[11]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Developed Markets Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer Developed Markets Cash Cows Growth Leaders ETF
Class Name	Pacer Developed Markets Cash Cows Growth Leaders ETF
Trading Symbol	EAFG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Developed Markets Cash Cows Growth Leaders ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Developed Markets Cash Cows Growth Leaders ETF	$34	0.65%
[12]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 2,549,807
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 9,523
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,549,807	Portfolio Turnover	33%
Number of Holdings	101	30-Day SEC Yield	1.28%
Net Advisory Fee	$9,523	30-Day SEC Yield Unsubsidized	1.28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
JX Advanced Metals Corp.	4.9%
Lasertec Corp.	3.3%
VAT Group AG	3.3%
Advantest Corp.	3.2%
Fresnillo PLC	3.1%
BE Semiconductor Industries NV	2.9%
Tokyo Electron Ltd.	2.7%
ASML Holding NV	2.6%
ASM International NV	2.5%
Evolution Mining Ltd.	2.2%

Top Sectors	(%)
Information Technology	25.0%
Industrials	17.4%
Materials	15.0%
Health Care	14.5%
Communication Services	10.0%
Consumer Discretionary	8.6%
Consumer Staples	3.6%
Energy	3.2%
Utilities	2.0%
Cash & Other	0.7%

Top Ten Countries	(%)
Japan	29.1%
United Kingdom	11.6%
Switzerland	11.1%
Netherlands	10.4%
Australia	7.8%
Sweden	3.4%
Mexico	3.1%
Italy	2.8%
France	2.6%
Cash & Other	18.1%
[13]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Class Name	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Trading Symbol	QSIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	$31	0.60%
[14]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 17,968,415
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 44,396
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$17,968,415	Portfolio Turnover	8%
Number of Holdings	105	30-Day SEC Yield	0.16%
Net Advisory Fee	$44,396	30-Day SEC Yield Unsubsidized	0.16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	7.8%
Alphabet, Inc.	6.9%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.2%
Tesla Motors, Inc.	3.1%
Meta Platforms, Inc.	2.9%
Walmart, Inc.	2.9%
Micron Technology, Inc.	2.6%

Top Sectors	(%)
Information Technology	49.0%
Communication Services	13.8%
Consumer Discretionary	11.2%
Consumer Staples	7.0%
Health Care	3.8%
Industrials	3.3%
Utilities	1.3%
Materials	1.0%
Energy	0.6%
Cash & Other	9.0%
[15]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Class Name	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Trading Symbol	QDPL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	$31	0.60%
[16]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 1,561,035,092
Holdings Count | $ / shares	520
Advisory Fees Paid, Amount	$ 4,227,437
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,561,035,092	Portfolio Turnover	4%
Number of Holdings	520	30-Day SEC Yield	0.78%
Net Advisory Fee	$4,227,437	30-Day SEC Yield Unsubsidized	0.78%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	8.7%
NVIDIA Corp.	7.1%
Alphabet, Inc.	5.9%
Apple, Inc.	5.8%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.9%
Meta Platforms, Inc.	2.0%
Tesla Motors, Inc.	1.6%
Berkshire Hathaway, Inc.	1.3%

Top Sectors	(%)
Information Technology	31.6%
Financials	10.8%
Communication Services	9.9%
Consumer Discretionary	9.0%
Government	8.8%
Industrials	7.9%
Health Care	7.7%
Consumer Staples	4.5%
Energy	3.2%
Cash & Other	6.6%
[17]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer PE/VC ETF
Shareholder Report [Line Items]
Fund Name	Pacer PE/VC ETF
Class Name	Pacer PE/VC ETF
Trading Symbol	PEVC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer PE/VC ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer PE/VC ETF	$43	0.85%
[18]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 2,299,750
Holdings Count | $ / shares	221
Advisory Fees Paid, Amount	$ 13,625
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,299,750	Portfolio Turnover	58%
Number of Holdings	221	30-Day SEC Yield	0.35%
Net Advisory Fee	$13,625	30-Day SEC Yield Unsubsidized	0.35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Alphabet, Inc.	4.9%
Microsoft Corp.	4.0%
Meta Platforms, Inc.	3.8%
Broadcom, Inc.	3.5%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	3.0%
EA16345NIP Basket	2.4%
Berkshire Hathaway, Inc.	2.2%
Mastercard, Inc.	2.1%

Top Sectors	(%)
Information Technology	33.4%
Communication Services	12.8%
Financials	11.4%
Industrials	8.0%
Consumer Discretionary	7.7%
Health Care	5.4%
Consumer Staples	5.4%
Energy	2.3%
Materials	2.2%
Cash & Other	11.4%
[19]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer S&P 500 Quality FCF Aristocrats ETF
Shareholder Report [Line Items]
Fund Name	Pacer S&P 500 Quality FCF Aristocrats ETF
Class Name	Pacer S&P 500 Quality FCF Aristocrats ETF
Trading Symbol	LCOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer S&P 500 Quality FCF Aristocrats ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer S&P 500 Quality FCF Aristocrats ETF	$25	0.49%
[20]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 22,985,375
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 41,478
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,985,375
Number of Holdings	100
Net Advisory Fee	$41,478
Portfolio Turnover	10%
30-Day SEC Yield	0.79%
30-Day SEC Yield Unsubsidized	0.79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Information Technology	41.6%
Financials	17.4%
Health Care	15.5%
Communication Services	11.0%
Consumer Staples	5.3%
Consumer Discretionary	5.2%
Industrials	3.5%
Energy	0.4%
Cash & Other	0.1%

Top 10 Issuers	(%)
Alphabet, Inc.	5.8%
Broadcom, Inc.	5.7%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.2%
Visa, Inc.	5.1%
Apple, Inc.	5.0%
Meta Platforms, Inc.	4.8%
Mastercard, Inc.	4.7%
AbbVie, Inc.	4.3%
Johnson & Johnson	3.3%
[21]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer S&P 500 Quality FCF High Dividend ETF
Shareholder Report [Line Items]
Fund Name	Pacer S&P 500 Quality FCF High Dividend ETF
Class Name	Pacer S&P 500 Quality FCF High Dividend ETF
Trading Symbol	QFHD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer S&P 500 Quality FCF High Dividend ETF for the period of January 12, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer S&P 500 Quality FCF High Dividend ETF	$15	0.49%
[22],[23]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.49%
Net Assets	$ 531,305
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 1,236
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$531,305
Number of Holdings	100
Net Advisory Fee	$1,236
Portfolio Turnover	13%
30-Day SEC Yield	2.69%
30-Day SEC Yield Unsubsidized	2.69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Financials	21.8%
Consumer Staples	15.0%
Industrials	13.0%
Utilities	11.6%
Energy	8.1%
Health Care	8.1%
Information Technology	6.9%
Consumer Discretionary	6.0%
Materials	5.5%
Cash & Other	4.0%

Top 10 Issuers	(%)
United Parcel Service, Inc.	2.3%
LyondellBasell Industries NV	2.1%
Campbell’s Co.	2.1%
T Rowe Price Group, Inc.	2.0%
Skyworks Solutions, Inc.	2.0%
Pfizer, Inc.	2.0%
Altria Group, Inc.	1.9%
Prudential Financial, Inc.	1.9%
Best Buy Co., Inc.	1.8%
General Mills, Inc.	1.7%
[24]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer S&P 500 Quality FCF R&D Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer S&P 500 Quality FCF R&D Leaders ETF
Class Name	Pacer S&P 500 Quality FCF R&D Leaders ETF
Trading Symbol	QFRD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer S&P 500 Quality FCF R&D Leaders ETF for the period of January 12, 2026, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer S&P 500 Quality FCF R&D Leaders ETF	$15	0.49%
[25],[26]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.49%
Net Assets	$ 1,010,910
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 1,380
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,010,910
Number of Holdings	50
Net Advisory Fee	$1,380
Portfolio Turnover	23%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Information Technology	58.1%
Health Care	25.1%
Communication Services	8.8%
Consumer Discretionary	4.4%
Financials	3.5%
Cash & Other	0.1%

Top 10 Issuers	(%)
Synopsys, Inc.	3.7%
Cadence Design System, Inc.	3.7%
Datadog, Inc.	3.7%
Coinbase Global, Inc.	3.5%
Incyte Corp.	3.2%
Workday, Inc.	3.1%
Advanced Micro Devices, Inc.	3.1%
Electronic Arts, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	3.0%
QUALCOMM, Inc.	2.7%
[27]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Shareholder Report [Line Items]
Fund Name	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Class Name	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Trading Symbol	MCOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer S&P MidCap 400 Quality FCF Aristocrats ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	$24	0.49%
[28]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 984,921
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 2,383
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$984,921
Number of Holdings	80
Net Advisory Fee	$2,383
Portfolio Turnover	33%
30-Day SEC Yield	0.31%
30-Day SEC Yield Unsubsidized	0.31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Information Technology	33.9%
Industrials	29.5%
Health Care	14.1%
Consumer Discretionary	7.9%
Financials	4.3%
Energy	4.1%
Communication Services	2.6%
Materials	1.9%
Consumer Staples	1.6%
Cash & Other	0.1%

Top 10 Issuers	(%)
Everpure, Inc.	4.9%
Lattice Semiconductor Corp.	3.8%
Docusign, Inc.	3.2%
Rambus, Inc.	3.1%
Manhattan Associates, Inc.	2.8%
Medpace Holdings, Inc.	2.8%
Sterling Infrastructure, Inc.	2.8%
Mueller Industries, Inc.	2.5%
DT Midstream, Inc.	2.5%
Exelixis, Inc.	2.4%
[29]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Shareholder Report [Line Items]
Fund Name	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Class Name	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Trading Symbol	SCOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	$30	0.59%
[30]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 1,543,386
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 3,542
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,543,386
Number of Holdings	80
Net Advisory Fee	$3,542
Portfolio Turnover	44%
30-Day SEC Yield	0.45%
30-Day SEC Yield Unsubsidized	0.45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Financials	21.2%
Information Technology	19.5%
Consumer Discretionary	17.6%
Industrials	11.4%
Energy	9.6%
Health Care	9.5%
Communication Services	9.3%
Utilities	1.1%
Consumer Staples	0.5%
Cash & Other	0.3%

Top 10 Issuers	(%)
Jackson Financial, Inc.	5.1%
Etsy, Inc.	4.1%
Magnolia Oil & Gas Corp.	4.1%
Match Group, Inc.	4.0%
MarketAxess Holdings, Inc.	3.8%
Enova International, Inc.	3.4%
Bread Financial Holdings, Inc.	2.9%
Corcept Therapeutics, Inc.	2.7%
Paycom Software, Inc.	2.7%
Box, Inc.	2.6%
[31]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Solactive Whitney Future of Warfare ETF
Shareholder Report [Line Items]
Fund Name	Pacer Solactive Whitney Future of Warfare ETF
Class Name	Pacer Solactive Whitney Future of Warfare ETF
Trading Symbol	FOWF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Solactive Whitney Future of Warfare ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Solactive Whitney Future of Warfare ETF	$25	0.49%
[32]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 14,804,989
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 25,228
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,804,989	Portfolio Turnover	10%
Number of Holdings	86	30-Day SEC Yield	0.84%
Net Advisory Fee	$25,228	30-Day SEC Yield Unsubsidized	0.84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
General Dynamics Corp.	7.5%
Boeing Co.	7.5%
RTX Corp.	6.7%
Lockheed Martin Corp.	6.4%
Northrop Grumman Corp.	5.6%
BAE Systems PLC	4.0%
L3Harris Technologies, Inc.	3.2%
Dell Technologies, Inc.	2.1%
Leidos Holdings, Inc.	2.1%
Honeywell International, Inc.	1.7%

Top Sectors	(%)
Industrials	64.1%
Information Technology	27.1%
Communication Services	5.8%
Consumer Discretionary	2.0%
Materials	0.8%
Cash & Other	0.2%
[33]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (April) ETF
Class Name	Pacer Swan SOS Conservative (April) ETF
Trading Symbol	PSCW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (April) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (April) ETF	$31	0.60%
[34]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 60,593,534
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 195,343
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$60,593,534	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$195,343	30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	107.7%
Written Options	-8.1%
Cash & Other	0.4%

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.15	105.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $617.82	2.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $455.24 (Short)	-0.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $735.40 (Short)	-7.4%
[35]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (January) ETF
Class Name	Pacer Swan SOS Conservative (January) ETF
Trading Symbol	PSCX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (January) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (January) ETF	$31	0.60%
[36]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 46,421,417
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 118,448
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$46,421,417	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$118,448	30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	103.5%
Written Options	-3.9%
Cash & Other	0.4%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.50	100.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $647.82	2.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $477.34 (Short)	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $763.55 (Short)	-3.3%
[37]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (July) ETF
Class Name	Pacer Swan SOS Conservative (July) ETF
Trading Symbol	PSCJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (July) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (July) ETF	$30	0.60%
[38]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 41,230,760
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 122,299
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$41,230,760	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$122,299	30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	105.2%
Written Options	-5.6%
Cash & Other	0.4%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.80	105.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96	0.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $432.50 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.41 (Short)	-5.5%
[39]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (October) ETF
Class Name	Pacer Swan SOS Conservative (October) ETF
Trading Symbol	PSCQ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (October) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (October) ETF	$30	0.60%
[40]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 47,283,951
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 139,341
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$47,283,951	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$139,341	30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	103.1%
Written Options	-3.3%
Cash & Other	0.2%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.33	101.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87	1.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $466.33 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $743.52 (Short)	-3.0%
[41]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (April) ETF
Class Name	Pacer Swan SOS Flex (April) ETF
Trading Symbol	PSFM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (April) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (April) ETF	$31	0.60%
[42]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 22,213,664
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 63,533
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,213,664	Portfolio Turnover	0%
Number of Holdings	5	30-Day SEC Yield	-0.57%
Net Advisory Fee	$63,533	30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	107.5%
Written Options	-8.0%
Cash & Other	0.5%

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.28	103.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.34	3.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $390.20	0.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $520.27 (Short)	-2.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $755.50 (Short)	-5.6%
[43]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (January) ETF
Class Name	Pacer Swan SOS Flex (January) ETF
Trading Symbol	PSFD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (January) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (January) ETF	$31	0.60%
[44]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 58,312,921
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 155,366
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$58,312,921	Portfolio Turnover	0%
Number of Holdings	5	30-Day SEC Yield	-0.56%
Net Advisory Fee	$155,366	30-Day SEC Yield Unsubsidized	-0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	104.0%
Written Options	-4.4%
Cash & Other	0.4%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.64	100.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.92	3.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $409.15	0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $545.54 (Short)	-2.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $779.43 (Short)	-2.4%
[45]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (July) ETF
Class Name	Pacer Swan SOS Flex (July) ETF
Trading Symbol	PSFJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (July) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (July) ETF	$31	0.60%
[46]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 34,471,712
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 108,069
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$34,471,712	Portfolio Turnover	0%
Number of Holdings	5	30-Day SEC Yield	-0.57%
Net Advisory Fee	$108,069	30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	103.8%
Written Options	-4.3%
Cash & Other	0.5%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.92	103.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $370.71	0.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $494.28 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.97 (Short)	-4.2%
[47]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (October) ETF
Class Name	Pacer Swan SOS Flex (October) ETF
Trading Symbol	PSFO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (October) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (October) ETF	$31	0.60%
[48]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 44,702,942
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 122,791
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$44,702,942	Portfolio Turnover	0%
Number of Holdings	5	30-Day SEC Yield	-0.56%
Net Advisory Fee	$122,791	30-Day SEC Yield Unsubsidized	-0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	102.5%
Written Options	-3.0%
Cash & Other	0.5%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.46	100.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18	2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $399.71	0.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $532.94 (Short)	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $757.65 (Short)	-2.0%
[49]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Fund of Funds ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Fund of Funds ETF
Class Name	Pacer Swan SOS Fund of Funds ETF
Trading Symbol	PSFF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Fund of Funds ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Fund of Funds ETF	$6	0.12%
[50]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 567,486,947
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 325,394
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$567,486,947	Portfolio Turnover	0%
Number of Holdings	12	30-Day SEC Yield	-0.10%
Net Advisory Fee	$325,394	30-Day SEC Yield Unsubsidized	-0.10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Affiliated Exchange Traded Funds	99.6%
Cash & Other	0.4%

Top Holdings	(%)
Pacer Swan SOS Moderate (October) ETF	15.0%
Pacer Swan SOS Moderate (January) ETF	14.0%
Pacer Swan SOS Moderate (July) ETF	13.0%
Pacer Swan SOS Moderate (April) ETF	12.9%
Pacer Swan SOS Conservative (April) ETF	9.2%
Pacer Swan SOS Conservative (October) ETF	7.3%
Pacer Swan SOS Conservative (July) ETF	6.2%
Pacer Swan SOS Flex (January) ETF	5.7%
Pacer Swan SOS Flex (October) ETF	5.1%
Pacer Swan SOS Conservative (January) ETF	4.5%
[51]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (April) ETF
Class Name	Pacer Swan SOS Moderate (April) ETF
Trading Symbol	PSMR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (April) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (April) ETF	$31	0.60%
[52]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 86,281,778
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 252,752
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$86,281,778	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$252,752	30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	108.1%
Written Options	-8.5%
Cash & Other	0.4%

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.22	104.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.41	3.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $552.79 (Short)	-1.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $739.89 (Short)	-7.0%
[53]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (January) ETF
Class Name	Pacer Swan SOS Moderate (January) ETF
Trading Symbol	PSMD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (January) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (January) ETF	$31	0.60%
[54]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 93,283,080
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 252,081
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$93,283,080	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$252,081	30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	104.1%
Written Options	-4.6%
Cash & Other	0.5%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.57	100.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.99	3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.63 (Short)	-1.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $764.77 (Short)	-3.2%
[55]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (July) ETF
Class Name	Pacer Swan SOS Moderate (July) ETF
Trading Symbol	PSMJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (July) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (July) ETF	$30	0.60%
[56]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 88,134,037
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 263,675
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$88,134,037	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$263,675	30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	105.2%
Written Options	-5.7%
Cash & Other	0.5%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.86	104.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.91	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.23 (Short)	-5.6%
[57]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (October) ETF
Class Name	Pacer Swan SOS Moderate (October) ETF
Trading Symbol	PSMO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (October) ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (October) ETF	$30	0.60%
[58]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 98,636,956
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 284,617
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$98,636,956	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$284,617	30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	103.1%
Written Options	-3.5%
Cash & Other	0.4%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.39	101.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.25	2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25 (Short)	-0.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $745.06 (Short)	-2.8%
[59]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Cash Cows Bond ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Cash Cows Bond ETF
Class Name	Pacer US Cash Cows Bond ETF
Trading Symbol	MILK
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Cash Cows Bond ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Cash Cows Bond ETF	$24	0.49%
[60]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 16,590,329
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 26,544
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,590,329	Portfolio Turnover	6%
Number of Holdings	102	30-Day SEC Yield	5.48%
Net Advisory Fee	$26,544	30-Day SEC Yield Unsubsidized	5.48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Occidental Petroleum Corp.	4.1%
Expand Energy Corp.	4.0%
Pilgrim’s Pride Corp.	4.0%
Altria Group, Inc.	3.9%
HCA, Inc.	3.8%
TransDigm, Inc.	3.5%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV	3.4%
Kraft Heinz Foods Co.	3.4%
Ford Motor Credit Co. LLC	3.0%
Diamondback Energy, Inc.	3.0%

Top Sectors	(%)
Energy	20.2%
Health Care	19.2%
Consumer Discretionary	16.6%
Consumer Staples	16.1%
Information Technology	15.1%
Communication Services	5.6%
Industrials	3.5%
Cash & Other	3.7%
[61]
Updated Prospectus Web Address	https://www.paceretfs.com/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from March 31, 2026 (inception date) through April 30, 2026. Expenses would be higher if the Fund had been in operations for a full year.

[3]
*	Percentages are stated as a percent of net assets.

[4]
*	Annualized

[5]
*	Percentages are stated as a percent of net assets.

[6]
*	Annualized

[7]
*	Percentages are stated as a percent of net assets.

[8]
*	Annualized

[9]
*	Percentages are stated as a percent of net assets.

[10]
*	Annualized

[11]
*	Percentages are stated as a percent of net assets.

[12]
*	Annualized

[13]
*	Percentages are stated as a percent of net assets.

[14]
*	Annualized

[15]
*	Percentages are stated as a percent of net assets.

[16]
*	Annualized

[17]
*	Percentages are stated as a percent of net assets.

[18]
*	Annualized

[19]
*	Percentages are stated as a percent of net assets.

[20]
*	Annualized

[21]
*	Percentages are stated as a percent of net assets.

[22]
**	Annualized

[23]
*	Amount shown reflects the expenses of the Fund from January 12, 2026 (inception date) through April 30, 2026. Expenses would be higher if the Fund had been in operations for a full year.

[24]
*	Percentages are stated as a percent of net assets.

[25]
**	Annualized

[26]
*	Amount shown reflects the expenses of the Fund from January 12, 2026 (inception date) through April 30, 2026. Expenses would be higher if the Fund had been in operations for a full year.

[27]
*	Percentages are stated as a percent of net assets.

[28]
*	Annualized

[29]
*	Percentages are stated as a percent of net assets.

[30]
*	Annualized

[31]
*	Percentages are stated as a percent of net assets.

[32]
*	Annualized

[33]
*	Percentages are stated as a percent of net assets.

[34]
*	Annualized

[35]
*	Percentages are stated as a percent of net assets.

[36]
*	Annualized

[37]
*	Percentages are stated as a percent of net assets.

[38]
*	Annualized

[39]
*	Percentages are stated as a percent of net assets.

[40]
*	Annualized

[41]
*	Percentages are stated as a percent of net assets.

[42]
*	Annualized

[43]
*	Percentages are stated as a percent of net assets.

[44]
*	Annualized

[45]
*	Percentages are stated as a percent of net assets.

[46]
*	Annualized

[47]
*	Percentages are stated as a percent of net assets.

[48]
*	Annualized

[49]
*	Percentages are stated as a percent of net assets.

[50]
*	Annualized

[51]
*	Percentages are stated as a percent of net assets.

[52]
*	Annualized

[53]
*	Percentages are stated as a percent of net assets.

[54]
*	Annualized

[55]
*	Percentages are stated as a percent of net assets.

[56]
*	Annualized

[57]
*	Percentages are stated as a percent of net assets.

[58]
*	Annualized

[59]
*	Percentages are stated as a percent of net assets.

[60]
*	Annualized

[61]
*	Percentages are stated as a percent of net assets.